Commitments and Contingencies - Additional Information (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commitments And Contingent Liabilities [line items]
Capital expenditure		$ 81	$ 700
Capital commitments		$ 298
Cariboo Copper Corp [member]
Disclosure Of Commitments And Contingent Liabilities [line items]
Remaining portion of ownership interest in joint venture	25.00%	25.00%
Gibraltar Joint Venture [member]
Disclosure Of Commitments And Contingent Liabilities [line items]
Capital expenditure		$ 108	$ 933
Capital lease and equipment loans		100.00%
Ownership interest in joint venture	75.00%	75.00%
JV partner's portion of capital lease and equipment loans		$ 7,933